Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000172470 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000172470 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000172470 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000172470 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000172470 [Member] | Twilio Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000172470 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000172470 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000172470 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000172470 [Member] | Pure Storage Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000172470 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000172470 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172470 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172470 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000172470 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000172470 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172470 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000172470 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172470 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000172470 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000172470 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000172470 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000172470 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000172470 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000115 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000000115 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000000115 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[2]
C000000115 [Member] | Coherent Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000115 [Member] | Twilio Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000115 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000115 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000000115 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000000115 [Member] | Pure Storage Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000000115 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000000115 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000000115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000000115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000000115 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000115 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000115 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.